Summary of Option Transactions (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted Average Exercise Price
Beginning Balance	$ 10.88	$ 14.78	$ 20.63
Options granted			2.90
Options Forfeited / canceled / expired	3.85	26.08	26.24
Ending Balance	11.00	10.88	14.78
Exercisable at December 31	11.05	10.97	15.16
Ending Balance	$ 11.00	$ 10.88	$ 14.78
No. of Shares
Beginning Balance	229,000	308,000	613,000
Options granted			4,000
Options exercised	0	0	0
Options Forfeited / canceled / expired	(4,000)	(79,000)	(309,000)
Ending Balance	225,000	229,000	308,000
Exercisable at December 31	224,000	227,000	298,000
Vested and expected to vest at December 31	225,000	229,000	308,000
Weighted- Average Remaining Contractual Term
Balance at December 31	1 year 25 days
Exercisable at December 31	1 year 10 days
Vested and expected to vest at December 31	1 year 25 days
Aggregate Intrinsic Value
Balance at December 31	$ 0
Exercisable at December 31	0
Vested and expected to vest at December 31	$ 0